CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Operating Activities
Net income	$ 215.4	$ 190.1	$ 316.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	150.1	168.0	172.9
Amortization	70.5	78.5	74.7
Provision for doubtful accounts and sales returns	19.5	16.8	16.3
Indefinite-lived intangible asset impairment charge	7.0
Asset impairment net loss on sale/disposal of assets, and gain on sale of product line in 2011	11.7	9.9	5.1
Loss from debt extinguishments		0.7	4.0
Stock-based compensation	38.9	39.6	35.2
Other non-cash expense and loss	41.8	38.1	43.6
Other non-cash income and gain		(2.0)	(0.5)
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	(106.7)	(43.6)	(87.6)
Inventories	(0.8)	(22.2)	(35.6)
Other current assets	(7.6)	29.4	(39.8)
Accounts payable	68.0	31.3	76.5
Accrued liabilities	73.8	(94.9)	30.0
Taxes on income	12.4	37.6	(12.0)
Deferred taxes	(1.3)	(1.0)	(48.2)
Other assets	(4.0)	1.5	(12.2)
Long-term retirement benefits and other liabilities	(75.3)	(55.1)	(52.6)
Net cash provided by operating activities	513.4	422.7	486.7
Investing Activities
Purchases of property, plant and equipment, net	(95.0)	(105.0)	(83.5)
Purchases of software and other deferred charges	(59.1)	(26.0)	(25.1)
Proceeds from sale of product lines	0.8	21.5
(Purchases) sales of investments, net	(6.7)	0.3	0.8
Other		5.0
Net cash used in investing activities	(160.0)	(104.2)	(107.8)
Financing Activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	42.3	(146.4)	(98.4)
Additional borrowings (maturities longer than 90 days)			249.8
Payments of debt (maturities longer than 90 days)	(1.8)	(1.5)	(341.2)
Dividends paid	(110.4)	(106.5)	(88.7)
Share repurchases	(235.2)	(13.5)	(108.7)
Proceeds from exercise of stock options, net	10.2	3.9	2.5
Other	(2.7)	(7.5)	(6.8)
Net cash used in financing activities	(297.6)	(271.5)	(391.5)
Effect of foreign currency translation on cash balances	1.6	3.5	2.0
Increase (decrease) in cash and cash equivalents	57.4	50.5	(10.6)
Cash and cash equivalents, beginning of year	178.0	127.5	138.1
Cash and cash equivalents, end of year	$ 235.4	$ 178.0	$ 127.5